CONCENTRATIONS	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS
29. CONCENTRATIONS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable and other receivable. The Group places its cash and cash equivalents and term deposits with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

No single customer represented 10% or more of the Group’s total revenues for the years ended December 31, 2016, 2017 and 2018.

No single supplier represented 10% or more of the Group’s total costs of sales for the years ended December 2016, 2017 and 2018.

A summary of the debtors who accounted for 10% or more of the Group’s consolidated accounts receivable and prepaid and other current assets was as follows:

	As of December 31,
	2017		2018
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	5,656	23%	-	-
Prepaid and other current assets
Company B	49,800	38%	49,800	37%
Company C	35,000	27%	35,000	26%

The Chinese market in which the Group operates exposes the Group to certain macroeconomic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide educational and career enhancement services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate the education industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.